Performance Management - BNY Mellon Short Term Income Fund	Jul. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class D shares from year to year. The table compares the average annual total returns of the fund's shares to those of broad measures of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Performance for each share class will vary due to differences in expenses. More recent performance information may be available at www.bny.com/investments.

Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the fund.
Bar Chart [Heading]	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart [Table]

Year-by-Year Total Returns as of 12/31 each year (%) Class D

During the periods shown in the chart: Best Quarter Q2, 2020: 5.19% Worst Quarter Q1, 2022: -3.23%

Bar Chart Closing [Text Block]	During the periods shown in the chart: Best Quarter Q2, 2020: 5.19% Worst Quarter Q1, 2022: -3.23% The year-to-date total return of the fund's Class D shares as of September 30, 2024 was 5.19%.
Year to Date Return, Label [Optional Text]	year-to-date total return
Bar Chart, Year to Date Return	5.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(3.23%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Narrative

After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Prior to May 6, 2022, the fund offered Class P shares, which, as of such date, were converted into Class D shares. Consequently, no performance for Class P shares is shown in the prospectus.

For the fund's Class A, I and Y shares, periods prior to the inception date reflect the performance of the fund's Class D shares. Such performance figures have not been adjusted to reflect applicable class fees and expenses of Class A, I or Y shares; if these expenses had been reflected, the performance shown for Class A shares would have been lower. The performance figures for Class A shares have been adjusted to reflect the front-end sales load applicable to Class A shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes have different expenses.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.
Performance [Table]

Average Annual Total Returns (as of 12/31/23)
Class (Inception Date)	1 Year	5 Years	10 Years
Class D returns before taxes	6.07%	1.83%	1.14%
Class D returns after taxes on distributions	4.58%	0.84%	0.26%
Class D returns after taxes on distributions and sale of fund shares	3.56%	0.98%	0.48%
Class A (5/6/22) returns before taxes	2.89%	1.22%	0.83%
Class I (5/6/22) returns before taxes	6.17%	1.89%	1.17%
Class Y (5/6/22) returns before taxes	6.28%	1.89%	1.17%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index reflects no deductions for fees, expenses or taxes	4.89%	1.55%	1.46%
Bloomberg U.S. Aggregate Bond Index reflects no deductions for fees, expenses or taxes	5.53%	1.10%	1.81%

Average Annual Return, Caption [Optional Text]	Average Annual Total Returns (as of 12/31/23)
Performance Table One Class of after Tax Shown [Text]	After-tax performance is shown only for Class D shares. After-tax performance of the fund's other share classes will vary.
Performance Availability Website Address [Text]	www.bny.com/investments